Weighted average basic and diluted number of common shares outstanding	9 Months Ended
Sep. 30, 2025
Weighted average basic and diluted number of common shares outstanding
Weighted average basic and diluted number of common shares outstanding

16. Weighted average basic and diluted number of common shares outstanding

	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024

Basic weighted average number of shares	271,451,602	105,053,467	260,988,191	98,314,006
Effect of dilutive stock options and warrants	-	-	-	-
Diluted weighted average number of shares	271,451,602	105,053,467	260,988,191	98,314,006

Diluted weighted average number of common shares for the three-month and nine-month periods ended September 30, 2025 excludes nil anti-dilutive preferred shares (2024: nil), 9,103,338 anti-dilutive stock options (2024: 5,978,000) and 8,108,440 anti-dilutive warrants (2024: 15,104,008).